INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2024
SCHEDULE OF NET DEFERRED TAX ASSETS

	2024	2023

Deferred tax assets:
Loss carryforwards	$6,298,000	$3,049,000
Stock options	7,606,000	8,454,000
Capital loss carryforward/Disposal	186,000	11,039,000
Related party accruals	1,013,000	1,001,000
Inventory reserve	63,000	133,000
Interest deferral	223,000	221,000
Start-up costs	66,000	81,000
Other	138,000	131,000
Valuation allowance	(15,593,000)	(24,109,000)
Net deferred tax assets	$-	$-

SCHEDULE OF INCOME TAX PROVISION

The income tax provision differs from the amount of income tax determined by applying the applicable statutory income tax rate to pretax loss due to the following for the years ended April 30, 2024 and 2023:

	2024	2023

Income tax benefit based on book loss at US statutory rate	$2,808,000	$(10,983,000)
Share-based compensation and shares for services	-	-
Debt discount amortization	3,250,000	860,000
Related party accruals	(94,000)	226,000
Stock options	-	(145,000)
Interest expense	132,000	79,000
Depreciation	20,000	(18,000)
Inventory reserve	(107,000)	26,000
Interest deferral	-	(5,000)
Acquisition costs	24,000	260,000
Accrued legal	-	(76,000)
Loss on sale of capital assets	-	8,713,000
Accrued payroll	-	-
Change in fair value of derivatives	(1,603,000)	481,000
Other	(274,000)	40,000
Valuation allowance	1,460,000	542,000
Total income tax provision	$-	$-

ISRAEL
SCHEDULE OF NET DEFERRED TAX ASSETS

	2024	2023
Deferred tax assets:
Loss carryforwards	$295,000	$241,000
Start-up costs	-	-
Research and development costs	(113,000)	(113,000)
Valuation allowance	(182,000)	(128,000)
Net deferred tax assets	$-	$-

SCHEDULE OF INCOME TAX PROVISION
	2024	2023

Income tax provision (benefit) based on book income (loss) at Israeli statutory rate	$(54,000)	$(54,000)
Valuation allowance	54,000	54,000

Total income tax provision	$-	$-